Long-Term Debt	6 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
Long-Term Debt

11) Long-Term Debt

As of June 30, 2018 and December 31, 2017, the Partnership had the following debt amounts outstanding:

(U.S. Dollars in thousands)	Vessel	June 30, 2018	December 31, 2017
$220 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen	$157,142	$165,000
$35 million revolving credit facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen	22,000	—
Fortaleza and Recife loan facility	Fortaleza Knutsen & Recife Knutsen	105,000	109,375
Hilda loan facility	Hilda Knutsen	93,846	96,923
$117 million loan facility	Torill Knutsen	—	73,177
Torill loan facility	Torill Knutsen	98,333	—
$172.5 million loan facility	Dan Cisne, Dan Sabia	86,739	91,339
Ingrid loan facility	Ingrid Knutsen	57,802	61,085
Raquel loan facility	Raquel Knutsen	65,799	68,414
Tordis loan facility	Tordis Knutsen	88,521	91,051
Vigdis loan facility	Vigdis Knutsen	89,786	92,316
Lena loan facility	Lena Knutsen	88,200	90,650
Brasil loan facility	Brasil Knutsen	66,485	69,000
Anna loan facility	Anna Knutsen	72,392
$25 million revolving credit facility		25,000	25,000

Total long-term debt		1,117,045	1,033,330

Less: current installments		82,823	95,176
Less: unamortized deferred loan issuance costs		2,617	2,191

Current portion of long-term debt		80,206	92,985

Amounts due after one year		1,034,222	938,154
Less: unamortized deferred loan issuance costs		5,169	4,524

Long-term debt, less current installments and unamortized deferred loan issuance costs		$1,029,053	$933,630

The Partnership’s outstanding debt of $1,117.0 million as of June 30, 2018 is repayable as follows:

(U.S. Dollars in thousands)	Period repayment	Balloon repayment
Remainder of 2018 (1)	$41,362	$18,427
2019 (2)	71,903	284,678
2020	61,083	—
2021	61,683	70,811
2022	46,347	236,509
2023 and thereafter	62,341	161,901

Total	$344,719	$772,326

(1)

Although $18.4 million of the $77.5 million loan facility financing Ingrid Knutsen is due to mature in December 2018, the Partnership has classified $18.4 million of the loan facility as long-term debt on the face of the consolidated balance sheet as a result of the September 2018 refinancing transaction discussed under Note 18—Subsequent Events.

(2)

Although $141.4 million of the $220 million loan facility and $22 million of the $35 million revolving credit facility financing Windsor Knutsen, Carmen Knutsen and Bodil Knutsen is due to mature in June 2019, the Partnership has classified $163.4 million of such facilities as long-term debt on the face of the consolidated balance sheet as a result of the September 2018 refinancing transaction discussed under Note 18—Subsequent Events. In addition $96.3 million of the $140 million loan facility financing Fortaleza Knutsen and Recife Knutsen is due to mature in June 2019, the Partnership has classified $96.3 million of such facilities as long-term debt on the face of the consolidated balance sheet as a result of the September 2018 refinancing transaction discussed under Note 18—Subsequent Events.

As of June 30, 2018, the interest rates on the Partnership’s loan agreements (other than tranche two of the Ingrid loan facility) were LIBOR plus a fixed margin ranging from 1.8% to 2.5%. On the export credit loan of $39.4 million which is tranche two of the Ingrid loan facility, the annual rate is 3.85% composed of a 2.5% bank facility rate plus a commission of 1.35% to the export credit guarantor. The guarantee commission of 1.35% is classified as other finance expense.

On January 30, 2018, the Partnership’s subsidiary, KNOT Shuttle Tankers 15 AS, which owns the vessel Torill Knutsen, closed a new $100 million senior secured term loan facility (the “Torill Facility”) with a consortium of banks, in which The Bank of Tokyo-Mitsubishi UFJ acted as agent. The Torill Facility is repayable in twenty-four (24) consecutive quarterly installments with a balloon payment of $60.0 million due at maturity. The Torill Facility bears interest at a rate per annum equal to LIBOR plus a margin of 2.1%. The facility will mature in January 2024 and is guaranteed by the Partnership. The Torill Facility refinanced a $73.2 million loan facility associated with the Torill Knutsen that bore interest at a rate of LIBOR plus 2.5% and was due to be paid in full in November 2018.

In September 2016, KNOT Shuttle Tankers 30 AS, the subsidiary owning the Anna Knutsen, as the borrower, entered into a secured loan facility (the “Anna Facility”). As of the time of the acquisition of the Anna Knutsen on March 1, 2018, the aggregate amount outstanding under the facility was $74.4 million. The Anna Facility is repayable in quarterly installments with a final balloon payment of $57.1 million due at maturity in March 2022. The Anna Facility bears interest at an annual rate equal to LIBOR plus a margin of 2.0%. The facility is secured by a vessel mortgage on the Anna Knutsen. The Anna Knutsen, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the Anna Facility. The Partnership and KNOT Shuttle Tankers AS are the sole guarantors.